(LOSS) EARNINGS PER SHARE (Tables)	12 Months Ended
Dec. 31, 2023
(LOSS) EARNINGS PER SHARE
Basic and diluted (loss) earning per share

	Year Ended December 31,
	2021	2022	2023
	RMB	RMB	RMB
Numerator:
Net income (loss) from discontinued operation	33,508	87,295	(11,980)
Denominator:
Denominator for basic earnings per share:
Weighted average number of Class A and Class B ordinary shares outstanding
—basic	56,260,925	54,657,222	53,873,945
Dilutive effect of outstanding share options	1,369,440	3,073,450	1,460,629
Denominator for diluted (loss) earnings per share
—diluted	57,630,365	57,730,672	55,334,574
Basic earnings(loss) from discontinued operation per ADS	2.98	7.99	(1.11)
Diluted earnings(loss) from discontinued operation per ADS	2.91	7.56	(1.11)

Numerator:
Net (loss) income from continuing operations	(509,288)	(2,062)	22,334
Denominator:
Denominator for basic earnings per share:
Weighted average number of Class A and Class B ordinary shares outstanding
—basic	56,260,925	54,657,222	53,873,945
Dilutive effect of outstanding share options	1,369,440	3,073,450	1,460,629
Denominator for diluted (loss) earnings per share
—diluted	57,630,365	57,730,672	55,334,574
Basic (loss) earnings from continuing operations per ADS	(45.15)	(0.35)	1.94
Diluted (loss) earnings from continuing operations per ADS	(45.15)	(0.35)	1.89